CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES [abstract]
Cash generated from operations	¥ 110,625,000,000	$ 17,003	¥ 82,137,000,000	¥ 96,095,000,000
Income tax paid	(15,891,000,000)	(2,442)	(9,274,000,000)	(16,000,000,000)
Net cash flows from operating activities	94,734,000,000	14,561	72,863,000,000	80,095,000,000
CASH FLOWS FROM INVESTING ACTIVITIES [abstract]
Capital expenditure	(47,734,000,000)	(7,337)	(51,347,000,000)	(67,674,000,000)
Additions to investments in associates	(161,000,000)	(25)	(221,000,000)	(9,000,000)
Decrease in time deposits with maturity over three months	1,450,000,000	223	1,180,000,000	4,825,000,000
Dividends received from an associate	116,000,000	18	135,000,000	164,000,000
Dividends received from a joint venture	243,000,000	37	0	32,000,000
Interest received	666,000,000	102	1,010,000,000	812,000,000
Investment income received	1,821,000,000	280	2,013,000,000	2,177,000,000
Purchase of other financial assets	(122,267,000,000)	(18,792)	(62,900,000,000)	(122,030,000,000)
Purchase of equity investments	(51,000,000)	(8)	(63,000,000)	(236,000,000)
Proceeds from sale of other financial assets	101,396,000,000	15,584	81,675,000,000	104,900,000,000
Proceeds from disposal of property, plant and equipment	110,000,000	17	532,000,000	544,000,000
Proceeds from disposal of an associate	0	0	33,000,000	0
Net cash flows used in investing activities	(64,411,000,000)	(9,901)	(27,953,000,000)	(76,495,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES [abtract]
Proceeds from issuance of guaranteed notes	0	0	0	23,184,000,000
Repayment of guaranteed notes	(8,869,000,000)	(1,363)	(4,866,000,000)	(789,000,000)
Proceeds from bank loans	12,252,000,000	1,883	4,293,000,000	20,541,000,000
Repayment of bank loans	(13,052,000,000)	(2,006)	(23,412,000,000)	(24,127,000,000)
Dividends paid	(16,448,000,000)	(2,528)	(14,153,000,000)	(20,419,000,000)
Interest paid	(5,154,000,000)	(792)	(5,102,000,000)	(5,283,000,000)
Net cash flows used in financing activities	(31,271,000,000)	(4,806)	(43,240,000,000)	(6,893,000,000)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(948,000,000)	(146)	1,670,000,000	(3,293,000,000)
Cash and cash equivalents at beginning of year	13,735,000,000		11,867,000,000	14,918,000,000
Effect of foreign exchange rate changes, net	(215,000,000)	(33)	198,000,000	242,000,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	¥ 12,572,000,000	$ 1,932	¥ 13,735,000,000	¥ 11,867,000,000